SALE OF EMPLOYEE RETENTION CREDIT CLAIM (Details) - USD ($)		12 Months Ended
	Dec. 27, 2024	Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Employee retention credit eligibility ,total		$ 1,191,869
Proceed from sale of employee retention credit	$ 994,538	$ 994,538
Employee retention credit claimed, percentage	85.00%
Employee retention credit, purchase price	$ 1,013,088
Employee retention credit, holdback purchase price	$ 18,550